Summary of Significant Accounting Policies - Schedule of Assumption Used Derivative Financial Instruments (Details) (10-K)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Annual Dividend Yield [Member]
Fair value measurement assumptions, percentage
Expected Life (Years) [Member] | Minimum [Member]
Fair value assumptions, expected term	6 months	6 months
Expected Life (Years) [Member] | Maximum [Member]
Fair value assumptions, expected term	1 year	1 year
Risk-Free Interest Rate [Member]
Fair value measurement assumptions, percentage	1.70%	1.70%
Expected Volatility [Member]
Fair value measurement assumptions, percentage	22.00%	55.00%